Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 699	$ 512	$ 339
Goodwill allocated to operating segments	564	376
Financial Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	167	108
Manufacturing
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	50	34
Retail
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	66	63
Communication
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	62	56
Energy, Utilities, Resources and Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	117	54
Operating Segments With Significant Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	462	315
Aggregate Not Significant Individual Assets or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 102	$ 61